Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net (loss) income		$ (5,108)	$ 17,155
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation expense	[1]	66,834	62,464
Bad debt expense, net		2,045	159
Container recovery from lessee default, net	[2]	(1)	(720)
Unrealized loss on derivative instruments, net		14,937	5,738
Amortization and write-off of unamortized deferred debt issuance costs and accretion of bond discounts		2,183	1,870
Amortization of intangible assets		564	602
Gain on sale of owned fleet containers, net		(5,794)	(6,767)
Share-based compensation expense		1,071	1,056
Changes in operating assets and liabilities		(3,009)	25,552
Total adjustments		78,830	89,954
Net cash provided by operating activities		73,722	107,109
Cash flows from investing activities:
Purchase of containers and fixed assets		(11,249)	(119,335)
Receipt of principal payments on container leaseback financing receivable		5,099
Proceeds from sale of containers and fixed assets		30,939	32,885
Net cash provided by (used in) investing activities		24,789	(86,450)
Cash flows from financing activities:
Proceeds from debt			60,000
Principal payments on debt		(134,697)	(86,171)
Principal repayments on container leaseback financing liability		(124)
Purchase of treasury shares		(15,477)
Debt issuance costs		(57)
Net cash used in financing activities		(150,355)	(26,171)
Effect of exchange rate changes		(63)	107
Net decrease in cash, cash equivalents and restricted cash		(51,907)	(5,405)
Cash, cash equivalents and restricted cash, beginning of the year		277,905	224,928
Cash, cash equivalents and restricted cash, end of period		225,998	219,523
Supplemental disclosures of cash flow information:
Cash paid for interest expense and realized loss (gain) on derivative instruments, net		35,657	33,826
Net income taxes paid		22	15
Receipt of payments on finance leases, net of income earned		8,664	14,428
Supplemental disclosures of noncash operating activities:
Initial recognition of operating lease liability from obtaining right-of-use assets			12,024
Supplemental disclosures of noncash investing activities:
(Decrease) increase in accrued container purchases		(4,100)	50,555
Containers placed in finance leases		$ 53,730	$ 29,757

[1]	Amount to write-down the carrying value of containers held for sale to their estimated fair value less costs to sell for the period ended March 31, 2019 has been reclassified out of the previously reported line item “container impairment” and included within “depreciation expense” to conform with the 2020 presentation.
[2]	Amount for container write-off and recovery from lessee default for the period ended March 31, 2019 has been reclassified out of the previously reported line item “container impairment” and included within “container recovery from lessee default, net” to conform with the 2020 presentation.